FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of equity [text block]	FAIR VALUE OF FINANCIAL INSTRUMENTS
a)    Financial Instruments Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2022 and 2021:

AS AT DEC. 31, 2022 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$14,396	$14,396
Other financial assets
Government bonds	—	1,566	—	1,566
Corporate bonds	426	1,717	4	2,147
Fixed income securities and other	4,170	1,798	2,794	8,762
Common shares and warrants	4,953	1,519	—	6,472
Loans and notes receivable	53	—	7,899	7,952
	9,602	6,600	10,697	26,899
Accounts receivable and other[2]	3,749	—	16,131	19,880
	$13,351	$6,600	$41,224	$61,175
Financial liabilities
Corporate borrowings	$—	$—	$11,390	$11,390
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	187,544	187,544
Subsidiary borrowings	—	—	15,140	15,140
	—	—	202,684	202,684
Accounts payable and other[2]	6,895		41,664	48,559
Subsidiary equity obligations	1,114	—	3,074	4,188
	$8,009	$—	$258,812	$266,821
1.Financial assets include $14.0 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.0 billion included in accounts receivable and other and $2.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2021 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$12,694	$12,694
Other financial assets
Government bonds	—	2,020	—	2,020
Corporate bonds	514	2,004	3	2,521
Fixed income securities and other	1,484	1,637	120	3,241
Common shares and warrants	3,492	2,435	—	5,927
Loans and notes receivable	5	—	2,832	2,837
	5,495	8,096	2,955	16,546
Accounts receivable and other[2]	2,345	—	12,973	15,318
	$7,840	$8,096	$28,622	$44,558
Financial liabilities
Corporate borrowings	$—	$—	$10,875	$10,875
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	152,181	152,181
Subsidiary borrowings	—	—	12,876	12,876
	—	—	165,057	165,057
Accounts payable and other[2]	5,490	—	38,014	43,504
Subsidiary equity obligations	1,538	—	2,770	4,308
	$7,028	$—	$216,716	$223,744
1.Financial assets include $10.1 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $1.1 billion included in accounts receivable and other and $1.5 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
Gains or losses arising from changes in fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in the Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in FVTOCI. As at December 31, 2022, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $78 million (2021 – $996 million) and $1.1 billion (2021 – $213 million), respectively.
During the year ended December 31, 2022, net deferred income of $10 million (2021 – $1 million) previously recognized in accumulated other comprehensive income was reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is cash of $12.0 billion (2021 – $10.8 billion) and short-term deposits of $2.4 billion (2021 – $1.9 billion) as at December 31, 2022.
b)    Carrying and Fair Value
The following table lists the company’s financial instruments by their respective classification as at December 31, 2022 and 2021:

	2022		2021
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$14,396	$14,396	$12,694	$12,694
Other financial assets
Government bonds	1,566	1,566	2,020	2,020
Corporate bonds	2,147	2,147	2,521	2,521
Fixed income securities and other	8,762	8,762	3,241	3,241
Common shares and warrants	6,472	6,472	5,927	5,927
Loans and notes receivable	7,952	7,952	2,837	2,837
	26,899	26,899	16,546	16,546
Accounts receivable and other	19,880	19,880	15,318	15,318
	$61,175	$61,175	$44,558	$44,558
Financial liabilities
Corporate borrowings	$11,390	$9,599	$10,875	$11,993
Non-recourse borrowings of managed entities
Property-specific borrowings	187,544	184,254	152,181	153,844
Subsidiary borrowings	15,140	14,708	12,876	13,415
	202,684	198,962	165,057	167,259
Accounts payable and other	48,559	48,559	43,504	43,504
Subsidiary equity obligations	4,188	4,188	4,308	4,308
	$266,821	$261,308	$223,744	$227,064
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$7,565	$6,963
Non-current	19,334	9,583
Total	$26,899	$16,546
c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$91	$1,475	$—	$48	$1,972	$—
Corporate bonds	65	1,754	324	85	2,050	383
Fixed income securities and other	493	2,099	3,376	762	1,908	451
Common shares and warrants	3,975	377	2,120	4,063	548	1,316
Loans and notes receivables	22	26	5	—	—	5
	4,646	5,731	5,825	4,958	6,478	2,155
Accounts receivable and other	12	3,731	6	3	2,265	77
	$4,658	$9,462	$5,831	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$7	$4,469	$2,419	$29	$4,150	$1,311
Subsidiary equity obligations	—	441	673	—	135	1,403
	$7	$4,910	$3,092	$29	$4,285	$2,714
During the year ended December 31, 2022 there was a transfer of $460 million to Level 3 of the fair value hierarchy, reflecting a change in valuation technique to a discounted cash flow approach driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates. No other transfers were made between Levels 1, 2, or 3 during the years ended December 31, 2022 and 2021.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2022	Valuation Techniques and Key Inputs
Other financial assets	$5,731	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	3,731 / (4,469)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Redeemable fund units (subsidiary equity obligations)	(441)	Aggregated market prices of underlying investments
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2022	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$324	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	3,376	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,120	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	6 / (2,419)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(673)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$2,232	$2,714	$2,369	$2,104
Fair value changes in net income	95	(394)	160	96
Fair value changes in other comprehensive income[1]	(13)	(3)	(8)	94
Additions, net of disposals	3,517	775	(289)	420
Balance, end of year	$5,831	$3,092	$2,232	$2,714
1.Includes foreign currency translation.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2022			2021
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$9,524	$75	$—	$11,906	$87	$—
Property-specific borrowings	6,742	87,764	89,748	12,163	65,234	76,620
Subsidiary borrowings	7,547	2,100	5,061	6,831	—	6,411
Subsidiary equity obligations	—	689	2,385	—	544	2,226
Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.
d)    Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and liabilities, respectively.
i.    Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2022, pre-tax net unrealized gains of $2.1 billion (2021 – $582 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2022, there was an unrealized derivative liability balance of $1.6 billion relating to derivative contracts designated as cash flow hedges (2021 – $232 million).
ii.    Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2022, unrealized pre-tax net gains of $3.0 billion (2021 – $407 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2022, there was an unrealized derivative liability balance of $756 million relating to derivative contracts designated as net investment hedges (2021 – $163 million).
e)    Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets, where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2022	2021	2022	2021
Gross amounts of financial instruments before netting	$4,638	$4,814	$4,703	$5,037
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(889)	(2,469)	(861)	(2,452)
Net amounts of financial instruments in the Consolidated Balance Sheets	$3,749	$2,345	$3,842	$2,585